Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
March 31, 2023
HIY-NPRT1-0523
1.815010.118
Municipal Bonds - 93.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	2,750
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	2,400	2,567
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,140
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,474
4% 6/1/30	1,115	1,110
4% 6/1/31	975	962
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	23,655	22,989
TOTAL ALABAMA		35,992
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 3.995%, tender 1/1/37 (b)(c)	2,485	2,329
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30	1,300	1,503
5% 2/1/31	1,250	1,470
5% 2/1/32	1,250	1,491
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	596
5% 5/1/51	910	586
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	4,580	4,800
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,295
5% 7/1/31	3,105	3,416
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	204
5% 7/1/48	295	237
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,544
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	2,140	1,696
6% 1/1/48 (e)	5,260	3,704
Maricopa County Rev.:
Series 2016 A:
5% 1/1/32	8,280	8,922
5% 1/1/33	4,965	5,339
Series 2017 D, 3% 1/1/48	5,970	4,611
Series 2019 E, 3% 1/1/49	3,535	2,704
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	910	966
5% 7/1/36 (d)	1,450	1,519
5% 7/1/37 (d)	1,075	1,121
Series 2017 B:
5% 7/1/29	2,070	2,273
5% 7/1/33	2,900	3,154
5% 7/1/36	3,310	3,553
5% 7/1/37	2,070	2,212
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,448
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,002
5% 7/1/49	1,125	1,110
5% 7/1/54	1,330	1,299
5% 7/1/59	2,000	1,941
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	7,370	7,988
TOTAL ARIZONA		83,033
California - 4.1%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,804
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	150
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2021, 5% 10/1/37	7,740	8,937
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	3,082	2,935
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,373
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (e)	920	893
5% 7/1/37 (e)	1,525	1,475
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	335	324
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/31	1,365	1,649
5% 8/1/34	2,535	3,018
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45	2,695	2,467
Series 2018 A, 5% 3/1/42	195	202
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,453
5% 7/1/36	1,600	1,845
5% 7/1/37	1,000	1,145
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,163
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	4,100	3,495
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	4,140	3,290
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	155
Los Angeles Dept. Arpt. Rev.:
Series 2020 C, 5% 5/15/45 (d)	2,900	3,058
Series 2021 D:
5% 5/15/35 (d)	1,610	1,789
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (d)	90	104
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (d)	3,515	3,682
5% 8/1/26 (d)	1,350	1,446
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,072
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,595	1,751
4% 8/1/30	465	515
4% 8/1/32	2,900	3,234
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,529
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,680
Series 2011, 0% 8/1/46	950	334
Series B:
0% 8/1/37	6,455	3,814
0% 8/1/39	19,705	10,462
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	844
5% 9/1/26	1,050	1,097
5% 9/1/29	2,185	2,277
5% 9/1/31	985	1,022
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,700
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2021 B:
5% 7/1/46 (d)	10,000	10,503
5% 7/1/56 (d)	7,000	7,262
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,088
Series 2008 E, 0% 7/1/47 (f)	7,205	5,386
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	1,000	1,033
Series 2019 B, 5% 5/1/49	3,765	4,018
Series 2022 A:
5% 5/1/26 (d)	6,315	6,656
5% 5/1/27 (d)	6,395	6,857
5% 5/1/28 (d)	8,530	9,272
5% 5/1/29 (d)	5,710	6,298
Series 2022 B, 5% 5/1/52	17,310	18,908
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	6,251
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,120
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	3,725	3,840
TOTAL CALIFORNIA		184,690
Colorado - 2.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,120
5% 10/1/43	2,600	2,610
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,369
4% 9/1/36	1,075	1,071
5% 9/1/46	6,045	6,141
Series 2019 A1, 4% 8/1/44	4,395	4,020
Series 2019 A2:
3.25% 8/1/49	4,110	3,032
4% 8/1/49	17,455	15,571
5% 8/1/37	1,000	1,056
5% 8/1/44	6,145	6,341
Series 2020 A, 4% 9/1/50	1,525	1,291
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,005	1,019
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	2,855	3,050
5% 11/15/27 (d)	2,440	2,637
Series 2018 A:
5% 12/1/34 (d)	4,245	4,865
5% 12/1/36 (d)	4,140	4,389
5% 12/1/37 (d)	8,280	8,737
Series 2022 A:
5% 11/15/33 (d)	1,185	1,358
5% 11/15/36 (d)	10,000	11,108
5.5% 11/15/38 (d)	12,500	14,320
TOTAL COLORADO		96,105
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,895	1,980
Series 2020 A:
4% 1/15/34	8,385	9,010
4% 1/15/38	1,000	1,022
Series 2021 A:
3% 1/15/35	1,000	966
3% 1/15/39	1,475	1,318
3% 1/15/40	1,770	1,555
Series 2021 B:
3% 6/1/38	1,850	1,671
3% 6/1/40	1,740	1,526
4% 1/15/39	3,305	3,378
Series 2022 B, 3% 1/15/40	3,710	3,259
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	444
5% 7/1/27	290	316
5% 7/1/28	525	569
5% 7/1/29	330	357
Series 2016 K, 4% 7/1/46	7,315	6,558
Series 2018 K-3, 5% 7/1/36	895	903
Series 2019 A:
5% 7/1/39 (e)	3,930	3,615
5% 7/1/49 (e)	285	247
Series 2020 A:
4% 7/1/37	2,500	2,486
4% 7/1/38	1,120	1,105
5% 7/1/32	2,000	2,212
5% 7/1/34	3,500	3,845
Series 2020 K, 5% 7/1/44 (e)	1,525	1,470
Series 2021 S, 4% 6/1/51	1,675	1,529
Series 2022 M:
4% 7/1/36	4,000	3,937
4% 7/1/52	2,515	2,308
Series G, 5% 7/1/50 (e)	1,800	1,698
Series K1:
5% 7/1/27	415	426
5% 7/1/29	1,060	1,094
5% 7/1/30	830	855
5% 7/1/31	1,400	1,439
5% 7/1/32	1,000	1,026
5% 7/1/33	2,500	2,561
5% 7/1/34	620	634
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,820	1,781
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	3,785	3,840
5% 4/1/39 (e)	4,865	4,841
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	885	962
TOTAL CONNECTICUT		78,743
District Of Columbia - 1.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,315
5% 10/1/37	2,125	2,286
5% 10/1/39	2,000	2,128
5% 10/1/44	7,000	7,383
Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,355	4,734
5% 10/1/47	7,150	7,445
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (d)	1,200	1,283
5% 10/1/32 (d)	1,855	1,977
5% 10/1/33 (d)	910	968
5% 10/1/35 (d)	2,070	2,183
5% 10/1/42 (d)	4,140	4,268
Series 2020 A:
5% 10/1/26 (d)	9,015	9,610
5% 10/1/27 (d)	3,125	3,370
5% 10/1/28 (d)	1,560	1,709
TOTAL DISTRICT OF COLUMBIA		51,659
Florida - 6.2%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,514
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (d)	205	214
5% 10/1/26 (d)	930	984
5% 10/1/27 (d)	830	890
5% 10/1/29 (d)	2,200	2,351
5% 10/1/30 (d)	610	651
5% 10/1/32 (d)	2,900	3,091
5% 10/1/33 (d)	1,080	1,148
5% 10/1/34 (d)	1,055	1,116
5% 10/1/35 (d)	1,240	1,304
5% 10/1/36 (d)	1,655	1,732
5% 10/1/37 (d)	1,865	1,943
5% 10/1/42 (d)	3,520	3,621
5% 10/1/47 (d)	4,965	5,072
Series A:
5% 10/1/28 (d)	2,485	2,579
5% 10/1/30 (d)	2,900	3,008
5% 10/1/31 (d)	2,485	2,577
5% 10/1/32 (d)	2,320	2,399
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	596
Series 2015 A, 5% 7/1/27	830	871
Series 2016, 5% 7/1/32	1,820	1,943
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,086
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,789
5% 7/1/32	10,120	10,594
Series 2016 A, 5% 7/1/33	1,110	1,179
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	2,510
Florida Dept. of Trans. Tpk. Rev. Series 2022 B:
4% 7/1/36	4,155	4,331
4% 7/1/37	4,525	4,678
4% 7/1/38	4,710	4,848
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,418
Series 2015 C:
5% 10/1/30	2,705	2,779
5% 10/1/40	1,655	1,666
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	1,935
5% 10/1/31	1,975	2,107
Series 2015 B:
5% 10/1/28	830	878
5% 10/1/30	1,490	1,572
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	830	845
Series 2016:
5% 10/1/26 (d)	1,405	1,486
5% 10/1/27 (d)	830	890
Series 2017 A:
5% 10/1/25 (d)	275	286
5% 10/1/25 (Escrowed to Maturity) (d)	555	581
5% 10/1/27 (d)	385	413
5% 10/1/27 (Escrowed to Maturity) (d)	1,270	1,384
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	2,485	2,725
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	2,665	2,922
5% 10/1/34 (d)	4,965	5,250
5% 10/1/37 (d)	5,175	5,393
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	230	235
JEA Wtr. & Swr. Sys. Rev. Series 2021 A:
4% 10/1/37	4,560	4,692
4% 10/1/38	1,090	1,113
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/28 (d)	4,140	4,217
Series 2015 A:
5% 10/1/29 (d)	1,310	1,355
5% 10/1/31 (d)	1,100	1,133
5% 10/1/35 (d)	4,555	4,595
Series 2016 A:
5% 10/1/29	1,200	1,285
5% 10/1/31	1,450	1,546
Series 2017 B, 5% 10/1/40 (d)	10,760	11,071
Series 2019 A, 5% 10/1/49 (d)	11,860	12,171
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,265	2,286
Series 2014 B, 5% 7/1/28	830	849
Series 2016 A:
5% 7/1/32	3,560	3,771
5% 7/1/33	3,020	3,194
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	3,375	3,539
Series 2016 A, 5% 5/1/30	6,225	6,614
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	3,988
Series 2021:
5% 10/1/31	1,250	1,479
5% 10/1/32	645	762
Orange County Health Facilities Auth. Series 2016 A:
5% 10/1/39	2,200	2,309
5% 10/1/44	1,605	1,661
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	1,140	1,167
5% 10/1/27 (d)	830	876
5% 10/1/29 (d)	860	907
5% 10/1/30 (d)	1,530	1,610
5% 10/1/31 (d)	1,075	1,131
5% 10/1/32 (d)	1,655	1,740
5% 10/1/33 (d)	3,555	3,731
5% 10/1/34 (d)	3,730	3,899
5% 10/1/35 (d)	3,930	4,090
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	9,880	9,095
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	3,905	4,105
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	409
5% 7/1/39	810	796
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,423
5% 10/1/32	5,190	5,519
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,130
5% 8/15/26	2,815	3,005
5% 8/15/27	1,865	2,025
5% 8/15/28	1,240	1,355
5% 8/15/30	2,685	2,920
5% 8/15/31	2,590	2,814
5% 8/15/32	1,930	2,087
5% 8/15/34	5,360	5,761
5% 8/15/35	3,555	3,792
5% 8/15/42	5,465	5,613
5% 8/15/47	8,115	8,288
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	920
Series 2015 A, 5% 12/1/40	1,820	1,840
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	954
5% 10/15/49	1,705	1,786
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	883
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,390
TOTAL FLORIDA		278,075
Georgia - 3.4%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,870	1,949
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	4,320	2,894
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	6,900	7,643
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	1,515	1,462
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	13,420	10,243
Georgia Gen. Oblig. Series 2022 A:
5% 7/1/33	6,885	8,452
5% 7/1/34	14,350	17,486
5% 7/1/35	24,240	29,211
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,679
5% 8/1/39	1,705	1,730
5% 8/1/43	2,275	2,301
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,427
4% 7/1/36	4,500	4,553
4% 7/1/43	6,160	5,847
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	25,000	24,991
Series 2021 C, 4%, tender 12/1/28 (b)	23,425	22,996
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,094
Series 2019 A, 5% 6/1/29	800	889
Series 2020 B:
5% 9/1/31	2,490	2,939
5% 9/1/32	1,880	2,215
TOTAL GEORGIA		152,001
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/29 (d)	1,055	1,140
5% 7/1/30 (d)	1,240	1,338
5% 7/1/31 (d)	1,215	1,311
5% 7/1/32 (d)	1,240	1,336
5% 7/1/33 (d)	1,265	1,360
Series 2022 A, 5% 7/1/42 (d)	9,480	10,131
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (d)	750	770
TOTAL HAWAII		17,386
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	490	494
Illinois - 16.8%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	7,630	7,434
Series 2015 C, 5.25% 12/1/39	1,405	1,420
Series 2016 B, 6.5% 12/1/46	660	696
Series 2017 A, 7% 12/1/46 (e)	2,320	2,517
Series 2017 C:
5% 12/1/24	4,770	4,849
5% 12/1/25	2,725	2,803
5% 12/1/26	800	830
5% 12/1/30	2,105	2,184
5% 12/1/34	1,245	1,281
Series 2017 D:
5% 12/1/23	2,460	2,475
5% 12/1/24	1,030	1,047
5% 12/1/31	3,565	3,696
Series 2017 H, 5% 12/1/36	95	97
Series 2018 A:
5% 12/1/25	830	854
5% 12/1/26	830	861
5% 12/1/28	3,915	4,110
5% 12/1/30	1,655	1,721
5% 12/1/32	950	985
5% 12/1/34	1,140	1,173
5% 12/1/35	830	848
Series 2018 C, 5% 12/1/46	3,250	3,210
Series 2019 A:
4% 12/1/27	5,000	4,978
5% 12/1/27	1,625	1,696
5% 12/1/28	2,910	3,055
5% 12/1/28	2,000	2,100
5% 12/1/33	1,300	1,351
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,068
Series 2020 A:
5% 1/1/27	430	450
5% 1/1/29	3,175	3,373
5% 1/1/30	3,555	3,789
5% 1/1/31	3,760	3,991
Series 2021 A, 5% 1/1/32	5,335	5,676
Series 2023 A:
5.25% 1/1/38	11,380	12,212
5.5% 1/1/39	12,000	13,057
5.5% 1/1/40	6,750	7,268
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/28 (d)	9,150	9,232
5% 1/1/33 (d)	4,450	4,481
5% 1/1/34 (d)	2,150	2,163
Series 2016 A, 5% 1/1/28 (d)	1,655	1,723
Series 2016 B:
4% 1/1/35	1,305	1,317
5% 1/1/36	1,655	1,718
5% 1/1/37	2,235	2,313
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (d)	5,000	5,115
Series 2015 C, 5% 1/1/46 (d)	1,985	2,002
Series 2016 B, 5% 1/1/34	5,050	5,298
Series 2016 C:
5% 1/1/33	2,255	2,371
5% 1/1/34	2,610	2,738
Series 2016 G:
5% 1/1/37 (d)	1,655	1,718
5% 1/1/42 (d)	1,655	1,695
5.25% 1/1/29 (d)	290	310
5.25% 1/1/31 (d)	330	352
Series 2017 A, 5% 1/1/31	2,925	3,160
Series 2017 B:
5% 1/1/35	1,740	1,848
5% 1/1/37	7,080	7,436
Series 2017 C:
5% 1/1/30	495	536
5% 1/1/31	495	535
5% 1/1/32	540	581
Series 2017 D:
5% 1/1/28 (d)	2,475	2,620
5% 1/1/29 (d)	2,070	2,190
5% 1/1/32 (d)	2,235	2,356
5% 1/1/34 (d)	3,360	3,532
5% 1/1/35 (d)	2,485	2,603
5% 1/1/36 (d)	3,090	3,221
5% 1/1/37 (d)	1,655	1,718
Series 2018 A:
5% 1/1/48 (d)	2,215	2,271
5% 1/1/53 (d)	3,790	3,871
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,185	2,222
5% 7/1/48 (d)	9,030	8,963
Chicago Transit Auth. Series 2017, 5% 12/1/46	3,395	3,480
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	255	265
5% 6/1/26	205	217
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/26	4,420	4,765
5% 11/15/27	2,320	2,494
5% 11/15/28	3,020	3,246
5% 11/15/29	3,760	4,041
5% 11/15/30	4,140	4,448
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2021 A, 2% 1/1/39	4,200	3,062
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	10,870	7,625
3% 5/15/50 (Build America Mutual Assurance Insured)	5,040	3,716
3.25% 8/15/49	8,905	6,966
Series 2020, 5% 7/1/36	5,850	6,685
Series 2022 A, 5% 8/15/47	3,500	3,752
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,146
5% 8/1/30	760	798
5% 8/1/32	1,015	1,061
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	843
5% 10/1/29	830	889
5% 10/1/30	830	887
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	24,255
5% 5/15/43	34,525	35,352
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	967
4% 2/15/33	225	231
5% 2/15/29	5,110	5,553
5% 2/15/36	1,535	1,638
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	830
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	428
Series 2013:
5% 11/15/28	2,380	2,382
5% 11/15/29	1,160	1,161
Series 2015 A, 5% 11/15/35	1,985	2,041
Series 2015 C:
4.125% 8/15/37	735	712
5% 8/15/35	6,175	6,338
5% 8/15/44	30,175	30,250
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	1,970	2,061
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,020	1,102
5% 2/15/29	4,255	4,513
5% 2/15/30	4,490	4,771
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	590	638
5% 2/15/31	3,620	3,845
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,040	1,124
5% 2/15/32	3,520	3,737
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	540	584
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	4,140	4,474
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	449
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	2,140	2,313
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	1,801
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	533
Series 2016 B:
5% 8/15/31	6,095	6,552
5% 8/15/32	5,000	5,351
5% 8/15/34	6,220	6,619
5% 8/15/36	8,680	9,136
Series 2016 C:
3.75% 2/15/34	1,215	1,237
4% 2/15/36	5,160	5,223
4% 2/15/41	20,725	20,201
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	691
5% 2/15/31	12,595	13,673
5% 2/15/32	3,660	3,969
5% 2/15/34	2,920	3,150
Series 2016 D, 4% 2/15/46	15,500	14,342
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	32
5% 5/15/29	1,040	1,097
5% 12/1/29	1,420	1,498
5% 5/15/30	2,200	2,313
5% 12/1/33	835	873
5% 12/1/46	11,065	11,194
Series 2017 A:
5% 1/1/36 (Pre-Refunded to 1/1/27 @ 100)	1,860	2,024
5% 8/1/42	730	734
Series 2017:
5% 1/1/29	2,775	3,036
5% 7/1/34	4,640	5,018
5% 7/1/35	3,900	4,204
Series 2019:
4% 9/1/37	600	502
4% 9/1/41	1,000	786
5% 9/1/36	1,000	954
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	3,005	3,048
5% 2/1/26	2,270	2,301
5% 4/1/28	1,895	1,923
5% 5/1/28	1,780	1,808
5.25% 2/1/31	360	365
Series 2016:
5% 6/1/26	995	1,056
5% 2/1/27	5,585	5,997
Series 2018 A, 5% 10/1/28	230	253
Series 2020, 5.75% 5/1/45	3,865	4,260
Series 2021 A:
5% 3/1/32	2,750	3,105
5% 3/1/33	1,500	1,690
5% 3/1/34	2,220	2,497
5% 3/1/35	5,450	6,079
5% 3/1/36	4,500	4,969
5% 3/1/37	5,500	6,018
5% 3/1/46	7,635	8,074
Series 2022 A:
5% 3/1/29	4,600	5,089
5% 3/1/32	4,490	5,133
5% 3/1/33	6,690	7,630
5% 3/1/34	5,110	5,784
Series 2022 B, 5% 10/1/34	16,015	18,176
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,002	5,504
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,524
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	5,825	6,154
Series 2019 A, 5% 1/1/44	1,260	1,343
Series A:
5% 1/1/36	1,000	1,131
5% 1/1/38	350	390
5% 1/1/40	2,390	2,600
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,121
5% 2/1/35	4,140	4,358
5% 2/1/36	7,120	7,457
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,000	755
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	1,522
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	41,985	16,522
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	25,250	8,893
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,000	948
Series 2012 B, 0% 12/15/51	10,845	2,374
Series 1996 A, 0% 6/15/24	2,535	2,430
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690	1,031
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,280	7,421
Series 2017 B:
5% 12/15/25	830	857
5% 12/15/26	2,755	2,866
5% 12/15/27	295	311
5% 12/15/31	560	585
5% 12/15/34	330	342
Series 2022 A:
4% 12/15/42	7,330	6,755
4% 12/15/47	560	494
4% 6/15/52	2,000	1,722
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,476
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,410
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,101
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,406
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,421
5% 6/1/28	2,275	2,430
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	4,555	4,619
6.25% 10/1/38	4,495	4,567
Series 2018 A, 5% 4/1/30	3,425	3,788
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,095	4,563
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	1,020	1,080
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,313
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,313
TOTAL ILLINOIS		755,394
Indiana - 1.1%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,129
Series 2016:
5% 9/1/26	1,075	1,159
5% 9/1/27	540	581
5% 9/1/28	2,535	2,721
5% 9/1/29	1,240	1,327
5% 9/1/30	1,160	1,238
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A, 5% 10/1/30	3,990	4,120
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	2,045	1,651
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	5,472
Series 2016:
4% 1/1/32 (d)	830	840
4% 1/1/33 (d)	830	839
4% 1/1/34 (d)	1,010	1,018
4% 1/1/35 (d)	2,300	2,315
5% 1/1/26 (d)	875	914
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,119
5% 7/1/35	1,960	2,191
5% 7/1/36	2,130	2,366
5% 7/1/37	1,970	2,177
5% 7/1/38	2,345	2,584
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	257
4% 4/1/46	6,035	5,537
5% 4/1/43	460	482
Series 2020:
4% 4/1/38	1,510	1,492
5% 4/1/32	1,805	1,997
TOTAL INDIANA		50,526
Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	897
5% 5/15/48	1,885	1,420
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (d)	1,850	1,968
5% 12/1/27 (d)	1,965	2,125
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	3,820	3,770
TOTAL IOWA		10,180
Kentucky - 1.1%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	2,545	2,093
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	1,310	1,396
5% 1/1/31	1,240	1,314
5% 1/1/32	1,240	1,313
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,074
5% 8/1/44	1,000	1,029
Series 2019 A2, 5% 8/1/44	2,995	3,082
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	890
5% 5/1/29	4,510	5,011
5% 5/1/32	1,185	1,310
5% 5/1/33	915	1,011
5% 5/1/34	1,045	1,147
5% 5/1/35	615	667
5% 5/1/36	520	560
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	10,000	9,974
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,695	1,792
Series 2020 D, 5%, tender 10/1/29 (b)	2,030	2,222
Series 2013 A, 5.5% 10/1/33	2,815	2,848
Series 2020 A:
3% 10/1/43	8,190	6,523
5% 10/1/37	2,405	2,532
5% 10/1/38	2,300	2,417
TOTAL KENTUCKY		50,205
Louisiana - 0.9%
Jefferson Parish Consolidated Wtrwks. District No. 2 Series 2022, 5% 2/1/42 (Build America Mutual Assurance Insured)	10,390	11,358
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	1,984
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,285
5% 12/15/25	2,585	2,754
5% 12/15/26	1,045	1,140
5% 12/15/28	1,655	1,788
5% 12/15/29	1,175	1,267
5% 12/15/30	2,320	2,500
Series 2018 E:
5% 7/1/37	1,615	1,724
5% 7/1/38	1,260	1,340
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (d)	4,295	4,399
5% 1/1/31 (d)	2,070	2,114
Series 2017 B:
5% 1/1/27 (d)	330	350
5% 1/1/28 (d)	205	217
5% 1/1/32 (d)	330	347
5% 1/1/33 (d)	580	609
5% 1/1/34 (d)	180	189
5% 1/1/35 (d)	330	344
Series 2017 D2:
5% 1/1/27 (d)	415	440
5% 1/1/28 (d)	595	630
5% 1/1/31 (d)	530	559
5% 1/1/33 (d)	850	892
5% 1/1/34 (d)	1,020	1,068
5% 1/1/36 (d)	775	805
5% 1/1/37 (d)	1,275	1,319
TOTAL LOUISIANA		41,422
Maine - 1.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,935	1,751
4% 7/1/46	3,180	2,723
5% 7/1/41	8,620	8,597
5% 7/1/46	22,975	21,367
Series 2017 B:
4% 7/1/25	375	384
4% 7/1/31	580	599
4% 7/1/32	415	427
4% 7/1/34	835	849
5% 7/1/26	270	287
5% 7/1/28	420	455
5% 7/1/29	330	357
5% 7/1/33	830	891
5% 7/1/35	630	669
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	912
5% 7/1/36	2,150	2,244
5% 7/1/38	555	578
TOTAL MAINE		43,090
Maryland - 1.5%
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/36	1,015	1,194
5% 10/15/38	2,935	3,398
5% 10/15/39	3,085	3,553
5% 10/15/42	3,315	3,755
City of Westminster Series 2016:
5% 11/1/27	2,150	2,278
5% 11/1/28	2,275	2,410
5% 11/1/29	2,410	2,553
5% 11/1/30	2,555	2,701
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	2,010	2,023
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/25	1,000	1,068
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,110
5% 6/1/35	1,655	1,749
Maryland Gen. Oblig. Series 2022 A, 5% 6/1/35	10,210	12,261
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	6,445	4,671
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	1,430	1,303
5% 7/1/35	575	596
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	1,280	1,248
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/51	4,000	4,377
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 5% 7/15/38	9,900	11,119
Series 2021 A:
5% 7/15/41	1,250	1,403
5% 7/15/46	2,000	2,207
TOTAL MARYLAND		66,977
Massachusetts - 4.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	2,235	2,681
5% 7/1/33	2,500	2,973
5% 7/1/34	1,260	1,486
5% 7/1/35	3,180	3,704
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	5,900	6,377
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,372
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,501
5% 7/1/34	3,500	3,782
Series 2017, 4% 7/1/41	8,280	8,203
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	752
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	863
5% 10/1/28	875	909
5% 10/1/29	920	955
5% 10/1/31	1,015	1,051
5% 10/1/32	1,065	1,100
Series 2016 I, 5% 7/1/41	1,925	1,959
Series 2016:
5% 10/1/29	830	885
5% 10/1/30	1,240	1,320
5% 7/1/31	1,385	1,458
5% 10/1/31	1,340	1,426
5% 10/1/43	8,995	9,060
Series 2017:
5% 7/1/34	1,325	1,395
5% 7/1/35	1,000	1,049
Series 2019, 5% 9/1/59	14,880	15,439
Series 2020 A, 4% 7/1/45	12,200	11,065
Series 2022, 5% 10/1/37	1,720	2,001
Series M:
4% 10/1/50	12,425	10,734
5% 10/1/45	9,360	9,603
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (d)	1,000	1,072
5% 7/1/28 (d)	1,915	2,070
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	4,175	4,484
Series 2020 D, 5% 7/1/48	5,670	6,175
Series 2022 C, 5.25% 10/1/47	30,000	34,063
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	1,862
5% 7/1/34	895	955
5% 7/1/38	1,300	1,369
Series 2016 B, 5% 7/1/43 (d)	7,110	7,271
Series 2021 E:
5% 7/1/38 (d)	2,875	3,139
5% 7/1/39 (d)	4,480	4,868
5% 7/1/40 (d)	2,835	3,064
5% 7/1/51 (d)	10,000	10,485
TOTAL MASSACHUSETTS		187,980
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000	1,021
Series A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,019
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	2,493
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,584
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	2,780	2,026
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,142
5% 7/1/48	8,725	9,099
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,945	2,058
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10	11
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,203
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	191
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,725
Series 2019 A:
3% 12/1/49	3,935	2,911
5% 11/15/48	2,105	2,141
Series 2020 A, 4% 6/1/49	2,545	2,264
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,210
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	145
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,855	1,845
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	9,011
5% 3/1/50	13,450	14,095
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,531
5% 11/1/31	2,090	2,229
5% 11/1/36	205	217
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,165	1,275
Wayne County Arpt. Auth. Rev.:
Series 2015 G, 5% 12/1/28 (d)	4,555	4,739
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,230	1,274
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,020	1,051
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	995	1,020
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,035	1,055
5% 12/1/31	310	338
5% 12/1/32	315	343
5% 12/1/34	580	626
5% 12/1/35	540	578
5% 12/1/37	355	376
Series 2017 B:
5% 12/1/29 (d)	495	530
5% 12/1/30 (d)	580	619
5% 12/1/31 (d)	660	702
5% 12/1/32 (d)	420	446
5% 12/1/32 (d)	540	573
5% 12/1/34 (d)	495	522
5% 12/1/35 (d)	540	566
5% 12/1/37 (d)	705	732
5% 12/1/42 (d)	830	851
Series 2018 D, 5% 12/1/29 (d)	3,645	3,956
TOTAL MICHIGAN		89,343
Minnesota - 0.8%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,132
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,432
Series 2017, 5% 5/1/25	660	681
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	668
5% 10/1/45	1,370	1,408
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	18,275	18,501
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	765	782
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,670	3,613
TOTAL MINNESOTA		34,217
Mississippi - 0.3%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	15,100	15,231
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	603
5% 3/1/31	870	902
5% 3/1/36	1,725	1,768
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,206
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	835
3.25% 2/1/28	830	837
5% 2/1/29	1,025	1,066
5% 2/1/31	2,150	2,232
5% 2/1/33	2,375	2,460
5% 2/1/36	2,235	2,303
Series 2019 A:
4% 10/1/48	2,850	2,823
5% 10/1/46	5,575	6,002
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	610	614
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,692
5% 7/1/34	1,750	1,959
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	865
Series 2018 A:
5.125% 9/1/48	3,325	2,928
5.125% 9/1/49	2,665	2,339
TOTAL MISSOURI		34,434
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	395	394
Series 2019 B, 4% 6/1/50	355	359
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	4,010	2,936
TOTAL MONTANA		3,689
Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	854
5% 7/1/36	570	609
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	1,795	1,333
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	1,600	1,597
Series 2019 E, 3.75% 9/1/49 (d)	1,715	1,701
Series 2020 A, 3.5% 9/1/50	1,485	1,477
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,145
5% 1/1/40	935	975
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (d)	330	347
5% 12/15/26 (d)	1,190	1,273
5% 12/15/27 (d)	830	882
5% 12/15/30 (d)	1,240	1,314
5% 12/15/31 (d)	650	687
5% 12/15/33 (d)	660	695
5% 12/15/35 (d)	1,655	1,724
5% 12/15/36 (d)	420	436
TOTAL NEBRASKA		18,049
Nevada - 0.2%
Clark County School District Series 2020 B, 3% 6/15/39	3,710	3,146
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,015	1,021
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	1,006
5% 7/1/45	2,605	2,607
TOTAL NEVADA		7,780
New Hampshire - 1.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	3,445	2,555
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,856	5,838
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	972
5% 8/1/29	855	929
5% 8/1/30	850	921
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,590
Series 2017:
5% 7/1/30	2,125	2,317
5% 7/1/31	4,750	5,169
5% 7/1/32	3,185	3,459
5% 7/1/33	2,900	3,144
5% 7/1/34	4,415	4,771
5% 7/1/35	4,635	4,982
5% 7/1/36	4,870	5,205
5% 7/1/37	4,290	4,553
Series 2017, 5% 7/1/44	1,590	1,546
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	2,295	2,295
5% 7/1/24	830	831
5% 7/1/25	980	981
5% 7/1/27	415	416
Series 2016:
4% 10/1/38	2,010	1,851
5% 10/1/24	1,755	1,803
5% 10/1/25	1,740	1,825
5% 10/1/29	5,525	5,794
5% 10/1/31	4,315	4,492
5% 10/1/33	3,355	3,462
5% 10/1/38	6,185	6,243
TOTAL NEW HAMPSHIRE		79,944
New Jersey - 4.7%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	860	923
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	2,105	2,258
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,035	1,110
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,075	1,151
Lyndhurst Township N J School District Series 2020, 2% 9/1/34	1,000	845
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	1,000	724
Series 2015:
5.25% 6/15/27	6,525	6,836
5.25% 6/15/27 (Pre-Refunded to 6/15/25 @ 100)	7,550	8,003
Series A, 5% 11/1/40	8,915	9,465
Series QQQ, 4% 6/15/46	8,255	7,849
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	910	664
Series LLL, 5% 6/15/44	2,680	2,811
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,826
5% 7/1/32	1,985	2,082
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/29	3,685	4,215
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	1,660	1,746
5% 7/1/26 (Escrowed to Maturity)	915	987
5% 7/1/26 (Escrowed to Maturity)	275	296
5% 7/1/27	620	666
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	420	453
5% 7/1/28	300	322
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	580	626
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	415	447
5% 7/1/30	830	889
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	690	743
Series 2016:
4% 7/1/48	2,400	1,964
5% 7/1/41	2,865	2,857
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	830	879
Series 2018 B:
5% 12/1/25 (d)	3,495	3,643
5% 12/1/26 (d)	1,035	1,096
New Jersey Tpk. Auth. Tpk. Rev. Series 2022 B:
4.25% 1/1/43	1,680	1,715
4.5% 1/1/48	20,000	20,611
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	22,791
Series 2006 C, 0% 12/15/30 (FGIC Insured)	1,200	928
Series 2008 A, 0% 12/15/38	1,500	749
Series 2010 A, 0% 12/15/27	9,485	8,160
Series 2014 BB2:
5% 6/15/32	5,810	6,633
5% 6/15/33	1,635	1,855
5% 6/15/34	1,060	1,193
Series 2016 A:
5% 6/15/27	2,250	2,393
5% 6/15/29	1,865	1,980
Series 2019 BB, 4% 6/15/50	2,625	2,437
Series 2021 A, 5% 6/15/33	2,980	3,381
Series 2022 A:
4% 6/15/39	5,030	5,035
4% 6/15/40	5,410	5,379
4% 6/15/42	7,290	7,156
Series 2022 AA:
5% 6/15/32	8,500	9,831
5% 6/15/34	7,460	8,491
5% 6/15/36	2,215	2,459
5% 6/15/37	4,235	4,655
Series A, 5% 12/15/33	680	755
Series AA:
4% 6/15/35	1,500	1,544
4% 6/15/40	1,680	1,670
4% 6/15/45	7,950	7,625
4% 6/15/50	4,865	4,516
5% 6/15/35	490	542
5% 6/15/39	3,000	3,229
Series BB, 5% 6/15/50	1,885	1,952
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 4.625% 11/1/47	3,500	3,469
TOTAL NEW JERSEY		211,510
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,360	1,361
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	275	262
5% 5/15/39	205	184
5% 5/15/44	215	185
5% 5/15/49	425	352
TOTAL NEW MEXICO		2,344
New York - 6.7%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,078
4% 7/1/34	1,035	1,074
Series 2017:
5% 12/1/23 (e)	1,200	1,205
5% 12/1/24 (e)	1,100	1,112
5% 12/1/25 (e)	1,200	1,221
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	3,310	2,468
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	26,352
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	5,215	5,599
New York City Gen. Oblig. Series 2016 E, 5% 8/1/28	3,645	3,962
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2021 F1, 2.4% 11/1/46	2,680	1,816
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	11,240	12,465
Series GG 1, 5% 6/15/48	3,500	3,780
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	1,465	1,534
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/15/37	785	819
5% 7/15/42	2,210	2,249
5% 7/15/50	5,710	5,711
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	8,324
Series 2015 A1, 5% 11/15/45	6,170	6,224
Series 2020 D:
4% 11/15/46	39,325	36,266
4% 11/15/47	2,710	2,487
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	7,555	5,831
Series 2021 E:
3% 3/15/50	3,275	2,512
4% 3/15/45	13,955	13,681
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	680	672
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,186
Series 2020 C, 5% 3/15/47	15,000	16,141
Series 2020 E:
3% 3/15/50	4,230	3,313
4% 3/15/44	28,000	27,747
4% 3/15/45	22,500	22,186
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	3,560	3,572
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	2,755	3,050
5% 12/1/33 (d)	4,270	4,698
5% 12/1/34 (d)	4,665	5,084
5% 12/1/35 (d)	2,330	2,513
5% 12/1/36 (d)	1,590	1,698
5% 12/1/37 (d)	4,240	4,496
5% 12/1/38 (d)	10,300	10,901
5% 12/1/39 (d)	7,875	8,290
5% 12/1/40 (d)	6,665	6,973
5% 12/1/41 (d)	6,060	6,308
5% 12/1/42 (d)	3,030	3,138
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	5,669
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	4,872
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,237
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500	1,676
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	846
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	750	635
5.375% 11/1/54 (e)	1,150	838
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,309
TOTAL NEW YORK		300,818
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,915	4,042
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,340
5% 6/1/46	2,120	2,288
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,382
5% 7/1/33	1,040	1,131
5% 7/1/37	2,910	3,110
Series 2017 B:
5% 7/1/25 (d)	85	89
5% 7/1/26 (d)	85	90
5% 7/1/27 (d)	160	172
5% 7/1/28 (d)	135	145
5% 7/1/29 (d)	195	209
5% 7/1/30 (d)	210	224
5% 7/1/31 (d)	395	421
5% 7/1/32 (d)	420	446
5% 7/1/33 (d)	440	467
5% 7/1/34 (d)	460	486
5% 7/1/35 (d)	315	331
5% 7/1/36 (d)	255	266
5% 7/1/37 (d)	300	312
5% 7/1/42 (d)	975	1,002
Series 2017 C, 4% 7/1/32	1,190	1,233
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	275	306
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	2,215	2,469
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	1,000	1,114
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2020 A, 3% 7/1/45	2,590	2,073
Series 2021 A:
4% 3/1/41	1,050	814
4% 3/1/51	2,075	1,443
TOTAL NORTH CAROLINA		26,363
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	5,480	3,763
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	7,412
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,598
5% 8/1/26	1,645	1,766
5% 8/1/27	2,060	2,256
5% 8/1/28	2,060	2,283
5% 8/1/29	4,130	4,576
5% 8/1/30	3,520	3,894
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	3,870	2,831
4% 6/1/48	1,265	1,116
5% 6/1/30	2,000	2,194
5% 6/1/32	1,665	1,815
5% 6/1/33	2,000	2,174
5% 6/1/34	420	454
Series 2020 B2, 5% 6/1/55	9,515	8,615
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	1,878
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,377
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	470	448
5% 12/1/46	4,700	5,004
5% 12/1/51	6,900	7,302
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,850	1,887
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	3,685	3,687
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	894
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	460	469
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	939
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	4,930	5,950
5% 2/15/38	1,155	1,340
5% 2/15/39	240	277
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	1,895
5% 2/15/34	370	381
Series 2019, 5% 2/15/29	3,125	3,307
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	3,867
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,550	1,600
6% 12/1/29	1,645	1,707
6% 12/1/30	1,750	1,820
6% 12/1/31	1,850	1,927
TOTAL OHIO		93,940
Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,110
5% 10/1/29	1,160	1,225
5% 10/1/36	830	874
5% 10/1/39	1,655	1,735
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	1,899
TOTAL OKLAHOMA		6,843
Oregon - 0.9%
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/36	1,525	1,426
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	5,710	5,741
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	2,980	3,128
Series 2022 28:
5% 7/1/41 (d)	12,420	13,409
5% 7/1/52 (d)	10,500	11,024
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	5,975	4,414
Series 2016 A, 4% 5/15/41	1,680	1,667
TOTAL OREGON		40,809
Pennsylvania - 8.2%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (d)	2,545	2,488
4% 1/1/39 (d)	3,075	2,999
4% 1/1/40 (d)	10,000	9,694
4% 1/1/41 (d)	10,000	9,615
5% 1/1/29 (d)	4,185	4,555
5% 1/1/30 (d)	4,000	4,413
5% 1/1/31 (d)	3,000	3,347
5% 1/1/32 (d)	4,000	4,458
5% 1/1/51 (d)	20,480	21,258
5% 1/1/56 (d)	12,420	12,828
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,300	1,078
4% 12/1/41	2,450	1,806
4.25% 12/1/50	2,730	1,901
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	514
5% 7/1/33	1,150	1,187
5% 7/1/40	3,100	2,946
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	913
5% 7/15/29	1,290	1,442
5% 7/15/32	830	925
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	885	937
5% 6/1/29	970	1,024
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,203
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	970
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,108
4% 7/15/35	2,135	2,159
4% 7/15/37	4,140	4,134
5% 7/15/25	330	343
5% 7/15/26	1,035	1,094
5% 7/15/27	1,745	1,868
5% 7/15/28	1,285	1,387
5% 7/15/29	1,385	1,489
5% 7/15/30	1,815	1,946
5% 7/15/31	1,240	1,327
5% 7/15/32	1,305	1,395
5% 7/15/34	1,405	1,494
5% 7/15/36	4,150	4,360
5% 7/15/38	4,990	5,138
5% 7/15/43	5,795	5,960
Series 2020, 4% 7/15/45	2,900	2,651
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,595	3,729
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,217
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	882
5% 7/1/27	830	882
5% 7/1/28	830	880
5% 7/1/34	3,045	3,159
5% 7/1/36	1,655	1,701
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	325	326
5% 10/1/24	965	976
5% 10/1/25	865	874
5% 10/1/27	415	419
Series 2016 A:
5% 10/1/28	1,255	1,283
5% 10/1/29	2,150	2,197
5% 10/1/31	3,790	3,868
5% 10/1/36	6,790	6,812
5% 10/1/40	4,700	4,496
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	640
Series 2018 A, 4% 8/15/48	10,545	9,764
Series 2016 A, 5% 8/15/46	24,835	25,010
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,016
Series 2017:
5% 5/1/35	1,025	1,090
5% 5/1/37	1,295	1,361
5% 5/1/41	5,860	6,080
Series 2016:
5% 5/1/28	415	440
5% 5/1/32	1,040	1,097
5% 5/1/33	1,405	1,479
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,950	2,879
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	7,407
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	871
5% 7/1/26	830	893
5% 7/1/27	660	724
Series 2017 B:
5% 7/1/26 (d)	2,485	2,613
5% 7/1/27 (d)	2,070	2,206
5% 7/1/28 (d)	2,485	2,650
5% 7/1/29 (d)	1,860	1,980
5% 7/1/32 (d)	2,485	2,626
5% 7/1/33 (d)	1,865	1,963
5% 7/1/34 (d)	3,310	3,474
5% 7/1/37 (d)	3,725	3,854
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,503
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,685	2,634
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	8,143
5% 9/1/27	8,020	8,615
5% 9/1/28	6,705	7,198
Series 2016 F:
5% 9/1/28	11,600	12,425
5% 9/1/29	7,540	8,064
Series 2018 A:
5% 9/1/36	1,575	1,708
5% 9/1/37	910	982
5% 9/1/38	1,450	1,556
Series 2018 B, 5% 9/1/43	2,115	2,244
Series 2019 A:
4% 9/1/35	5,215	5,322
5% 9/1/33	2,480	2,786
5% 9/1/34	7,225	8,015
Series 2019 C, 5% 9/1/33	2,540	2,845
Series F:
5% 9/1/30	5,625	5,995
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	22
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	4,630
5% 10/1/36	6,210	6,815
5% 10/1/48	6,000	6,326
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	2,315	2,522
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	775	830
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,055	1,099
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	4,743
5% 8/1/48	5,335	5,409
TOTAL PENNSYLVANIA		368,603
Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A, 5% 7/1/35 (e)	3,435	3,395
Series 2021 B:
4% 7/1/42 (e)	1,085	918
5% 7/1/33 (e)	1,580	1,574
5% 7/1/37 (e)	6,625	6,505
Series 2022 A, 4% 7/1/42 (e)	5,545	4,694
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	5,160	3,219
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	16,679	9,445
4% 7/1/33	11,631	10,455
4% 7/1/35	4,213	3,672
5.625% 7/1/27	1,360	1,405
5.625% 7/1/29	3,903	4,074
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	9,290	6,197
TOTAL PUERTO RICO		55,553
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	651
5% 9/1/36	5,810	5,541
Series 2016, 5% 5/15/39	5,215	5,263
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,050	1,055
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (d)	1,200	1,176
5% 12/1/25 (d)	1,000	1,047
TOTAL RHODE ISLAND		14,733
South Carolina - 1.6%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,224
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,383
5% 12/1/28	4,690	4,923
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,700	1,717
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,106
5% 7/1/33	4,200	4,588
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	910	955
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	2,485	2,621
5% 12/1/38	250	257
Series 2016 B:
5% 12/1/31	910	962
5% 12/1/41	12,515	12,765
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	14,766
4% 4/15/48	10,815	9,919
5% 4/15/48	10,595	10,892
TOTAL SOUTH CAROLINA		70,078
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	590
Series 2017:
5% 7/1/26	250	267
5% 7/1/28	250	275
5% 7/1/29	470	516
Series 2020 A, 3% 9/1/45	3,355	2,684
TOTAL SOUTH DAKOTA		4,332
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,012
5% 8/1/31	1,000	1,098
5% 8/1/33	1,250	1,363
Series 2019 A2, 5% 8/1/35	765	822
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	1,755	1,783
Series 2019 B, 5% 7/1/54 (d)	9,580	9,925
Tennessee Hsg. Dev. Agcy. Series 2022 2, 5% 1/1/53	4,750	4,984
TOTAL TENNESSEE		21,987
Texas - 4.5%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	830	849
5% 11/15/27 (d)	1,035	1,057
5% 11/15/28 (d)	1,240	1,265
5% 11/15/39 (d)	2,725	2,738
Series 2017 B:
5% 11/15/28 (d)	830	878
5% 11/15/30 (d)	1,275	1,344
5% 11/15/32 (d)	1,005	1,058
5% 11/15/35 (d)	1,035	1,078
5% 11/15/36 (d)	1,385	1,436
5% 11/15/37 (d)	1,165	1,204
5% 11/15/41 (d)	4,725	4,845
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,075	1,123
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	395	416
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	830	875
Collin County Series 2022, 4% 2/15/39	1,800	1,817
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,061
4% 10/1/39	5,000	5,168
4% 10/1/40	2,000	2,053
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	2,854
Series 2020 C, 4% 10/1/49	3,100	2,955
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,179
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,327
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,564
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000	1,040
Series 2018 C:
5% 7/1/29 (d)	1,655	1,788
5% 7/1/30 (d)	1,765	1,905
5% 7/1/31 (d)	1,240	1,338
5% 7/1/32 (d)	1,450	1,562
Houston Gen. Oblig. Series 2017 A:
5% 3/1/31	3,835	4,191
5% 3/1/32	1,635	1,783
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,343
5% 11/15/34	2,500	2,904
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	412
5% 10/15/30	1,570	1,650
5% 10/15/32	830	869
5% 10/15/36	545	562
5% 10/15/37	930	955
5% 10/15/38	1,325	1,358
5% 10/15/44	1,310	1,317
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	830	864
5% 11/1/27 (d)	1,780	1,851
5% 11/1/28 (d)	2,755	2,863
5% 11/1/29 (d)	1,655	1,713
5% 11/1/32 (d)	3,055	3,146
Series 2017:
5% 11/1/24 (d)	830	851
5% 11/1/25 (d)	830	864
5% 11/1/26 (d)	830	876
5% 11/1/27 (d)	830	877
5% 11/1/28 (d)	1,450	1,528
5% 11/1/29 (d)	1,035	1,088
5% 11/1/30 (d)	830	872
5% 11/1/31 (d)	1,840	1,936
5% 11/1/32 (d)	2,135	2,237
5% 11/1/33 (d)	830	868
5% 11/1/34 (d)	830	866
5% 11/1/36 (d)	830	858
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	1,904
5% 5/15/30	4,140	4,325
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	686
5% 8/15/29	1,655	1,814
5% 8/15/47	1,890	1,951
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	630
5% 4/1/30	2,825	2,989
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	879
5% 1/1/33	975	1,051
5% 1/1/34	1,240	1,332
5% 1/1/34	2,485	3,000
5% 1/1/35	1,820	1,945
5% 1/1/36	4,965	5,276
5% 1/1/37	6,625	7,001
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	350	371
5% 1/1/31	495	524
Series 2015 A, 5% 1/1/32	2,775	2,878
Series 2016 A, 5% 1/1/36	1,035	1,085
Series 2017 A, 5% 1/1/38	300	300
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	3,891
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	412
5% 10/1/30	580	634
5% 10/1/31	520	567
5% 10/1/39	1,030	1,100
5% 10/1/40	830	884
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 4% 2/15/35	4,140	4,221
Series 2018 B, 5% 7/1/43	1,500	1,561
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,372	3,977
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,515	3,555
Series A, 3.5% 3/1/51	3,295	3,277
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	12,420	12,539
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	3,865
5% 3/15/31	2,690	2,931
Texas Wtr. Dev. Board Rev.:
Series 2020, 3% 8/1/39	1,165	1,053
Series 2021, 2.5% 10/15/39	3,000	2,460
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	3,310	3,514
5% 2/15/34	4,140	4,389
5% 2/15/36	2,485	2,626
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	1,900
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	1,850	2,145
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	1,815
Waller Independent School District Series 2020, 3% 2/15/39	1,850	1,618
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,226
TOTAL TEXAS		202,380
Utah - 1.3%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	1,655	1,719
5% 7/1/27 (d)	3,500	3,745
5% 7/1/29 (d)	3,090	3,295
5% 7/1/30 (d)	2,275	2,419
5% 7/1/31 (d)	4,345	4,617
5% 7/1/33 (d)	3,310	3,508
5% 7/1/35 (d)	3,310	3,481
5% 7/1/36 (d)	4,470	4,677
5% 7/1/37 (d)	3,520	3,667
Series 2018 A:
5% 7/1/31 (d)	2,000	2,157
5% 7/1/32 (d)	4,310	4,643
5% 7/1/33 (d)	1,420	1,525
5.25% 7/1/48 (d)	5,655	5,872
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	5,883
5% 5/15/50	9,000	9,508
TOTAL UTAH		60,716
Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,737
5% 10/15/46	4,720	4,483
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	19,670
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (d)	1,430	1,518
TOTAL VERMONT		29,408
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	3,962
5% 6/15/30	1,035	1,057
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	3,000	2,193
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	523
Series 2016:
4% 6/15/37	595	591
5% 6/15/27	1,240	1,317
5% 6/15/30	540	568
5% 6/15/33	350	366
5% 6/15/34	665	694
5% 6/15/35	1,820	1,889
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	800
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	4,505	4,737
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,186
5% 1/1/34	1,240	1,299
5% 1/1/35	1,240	1,294
5% 1/1/44	830	846
TOTAL VIRGINIA		24,322
Washington - 3.0%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	2,900	3,056
5% 10/1/30 (d)	1,655	1,738
Series 2019 A, 4% 4/1/44 (d)	2,525	2,417
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	12,930	9,176
Series 2021, 4% 7/1/31	17,595	16,806
Washington Gen. Oblig.:
Series 2020 A, 5% 8/1/33	1,260	1,447
Series 2021 A, 5% 8/1/43	2,300	2,533
Series 2021 C, 5% 2/1/44	270	298
Series 2022 A, 5% 8/1/37	33,745	39,031
Series 2022 C, 4% 7/1/35	4,200	4,536
Series 2022 D:
4% 7/1/35	1,800	1,944
4% 7/1/36	5,735	6,073
4% 7/1/37	4,000	4,189
Series R-2017 A, 5% 8/1/30	1,685	1,821
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	698
5% 7/1/27	1,285	1,370
5% 7/1/28	1,570	1,627
5% 7/1/29	615	637
5% 7/1/30	735	761
5% 7/1/31	1,120	1,159
5% 7/1/32	1,655	1,711
5% 7/1/33	2,345	2,420
5% 7/1/34	540	557
5% 7/1/42	4,685	4,766
Series 2015, 5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	1,910	2,013
Series 2019 A1, 5% 8/1/38	1,000	1,052
Series 2019 A2, 5% 8/1/33	2,000	2,180
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	4,975	3,650
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,865
5% 10/1/28	1,825	1,924
5% 10/1/35	1,880	1,943
5% 10/1/36	2,845	2,929
5% 10/1/40	2,795	2,845
Series 2019, 4% 10/1/49	3,515	3,016
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (e)	100	92
5% 7/1/33 (e)	125	116
5% 7/1/38 (e)	100	88
5% 7/1/48 (e)	400	326
TOTAL WASHINGTON		134,810
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,439
5% 1/1/32	1,120	1,189
TOTAL WEST VIRGINIA		2,628
Wisconsin - 1.2%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,306
5% 1/1/40	540	561
Pub. Fin. Auth. Hosp. Rev.:
Series 2019 A, 5% 10/1/44	7,550	7,761
Series 2020 A, 3% 6/1/45	4,450	3,410
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	700	695
5% 5/15/28 (e)	1,095	1,079
5.25% 5/15/37 (e)	335	319
5.25% 5/15/42 (e)	415	381
5.25% 5/15/47 (e)	410	364
5.25% 5/15/52 (e)	775	673
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	735	640
5% 10/1/48 (e)	930	781
5% 10/1/53 (e)	2,330	1,911
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (e)	750	720
Series 2020, 5% 4/1/50 (e)	520	473
Series 2021 A:
3% 7/1/50	2,640	1,928
4.5% 6/1/56 (e)	14,095	10,578
Series 2021 B, 6.5% 6/1/56 (e)	4,700	3,837
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	2,920	2,936
Series 2016 A:
5% 2/15/28	1,965	2,050
5% 2/15/29	2,550	2,657
5% 2/15/30	2,805	2,917
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	916
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,573
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,738
Series 2019 A, 5% 11/1/46	540	436
Series 2019 B1, 2.825% 11/1/28	1,435	1,265
Series 2019 B2, 2.55% 11/1/27	530	496
TOTAL WISCONSIN		54,401
TOTAL MUNICIPAL BONDS (Cost $4,331,140)		4,201,022

Municipal Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Georgia - 0.1%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.05% 4/3/23, VRDN (b)(d) (Cost $5,300)	5,300	5,300

Money Market Funds - 5.2%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.21% (g)(h) (Cost $235,889)	235,833,155	235,884

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $4,572,329)	4,442,206
NET OTHER ASSETS (LIABILITIES) - 1.1%	47,950
NET ASSETS - 100.0%	4,490,156

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,142,000 or 1.7% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	111,110	145,639	20,865	1,349	-	-	235,884	12.4%
Total	111,110	145,639	20,865	1,349	-	-	235,884

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.